Operating Expenses Before Credit Impairment Charges, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

			Group
	2022	2021	2020
	£m	£m	£m
Staff costs:
Wages and salaries	761	759	802
Performance-related payments	173	184	99
Social security costs	112	113	102
Pensions costs: – defined contribution plans	60	65	67
–defined benefit plans	28	38	38
Other share-based payments	1	1	4
Other personnel costs	44	42	34
	1,179	1,202	1,146
Other administration expenses	894	831	710
Depreciation, amortisation and impairment	297	507	569
	2,370	2,540	2,425

Summary of Deferred Performance Awards
’Performance-related payments’ include bonuses paid in cash and share awards granted under the arrangements described in Note 36. Included in this are equity-settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2022			Costs expected to be recognised in 2023 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	6	8	14
Shares	3	5	8	6	8	14
	6	10	16	12	16	28

Disclosure of Amount of Bonus Awarded to Employees
The following table shows the amount of bonus awarded to employees for the performance year 2022. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	148	156	—	—	148	156
–deferred	8	8	14	15	22	23
Shares award – not deferred	9	12	—	—	9	12
–deferred	8	8	14	14	22	22
Total discretionary bonus	173	184	28	29	201	213